CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 1,158,898	$ 1,448,476	$ 1,601,883
Cost of revenues	963,062	1,226,404	1,322,115
Gross profit	195,836	222,072	279,768
Operating expenses:
Research and development	103,667	115,558	92,705
Selling, general and administrative	68,432	66,377	60,002
Amortization of intangible assets	3,154	4,176	3,669
Impairment of intangible assets		2,230
Restructuring costs	4,120	2,750
Total operating expenses	179,373	191,091	156,376
Operating income	16,463	30,981	123,392
Interest income	801	397	86
Interest expense	(2)	(5)	(41)
Income before income taxes	17,262	31,373	123,437
Provision (benefit) for income taxes	(398)	3,076	(15,991)
Net income	$ 17,660	$ 28,297	$ 139,428
Net earnings per share:
Basic (in dollars per share)	$ 0.64	$ 0.96	$ 4.63
Diluted (in dollars per share)	$ 0.63	$ 0.92	$ 4.46
Weighted average common shares (in thousands), used in computing net earnings per share:
Basic (in shares)	27,513	29,605	30,101
Diluted (in shares)	28,199	30,631	31,270
Cash dividends declared per share (in dollars per share)	$ 0.29	$ 0.11